SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 32. SUBSEQUENT EVENTS Approval of Consolidated Financial Statements The consolidated financial statements were approved by the Board of Director on April 20, 2021.